USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                     TAX EXEMPT MONEY MARKET FUND
LOGO                   SUPPLEMENT DATED DECEMBER 5, 2001
                               TO THE PROSPECTUS
                              DATED AUGUST 1, 2001


The first Q&A on page 14 of the prospectus is replaced with the following:

Q    WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

A While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

     For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

     There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less.

     Finally, there is the possibility that one or more investments in the Fund cease to be eligible securities resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     39911-1201

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                     CALIFORNIA MONEY MARKET FUND
LOGO                   SUPPLEMENT DATED DECEMBER 5, 2001
                               TO THE PROSPECTUS
                              DATED AUGUST 1, 2001


The fifth Q&A on page 12 of the prospectus is replaced with the following:

Q    WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

A While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

     For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

     There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less.

     Finally, there is the possibility that one or more investments in the Fund cease to be eligible securities resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     39912-1201

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                      NEW YORK MONEY MARKET FUND
LOGO                   SUPPLEMENT DATED DECEMBER 5, 2001
                               TO THE PROSPECTUS
                              DATED AUGUST 1, 2001


The fourth Q&A on page 12 of the prospectus is replaced with the following:

Q    WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

A While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

     For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

     There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less.

     Finally, there is the possibility that one or more investments in the Fund cease to be eligible securities resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     39913-1201

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                      VIRGINIA MONEY MARKET FUND
LOGO                   SUPPLEMENT DATED DECEMBER 5, 2001
                               TO THE PROSPECTUS
                              DATED AUGUST 1, 2001

The third Q&A on page 12 of the prospectus is replaced with the following:

Q    WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

A While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

     For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

     There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less.

     Finally, there is the possibility that one or more investments in the Fund cease to be eligible securities resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     39914-1201

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                     TAX EXEMPT MONEY MARKET FUND
LOGO                   SUPPLEMENT DATED DECEMBER 5, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2001

The following information has been deleted from pages 8 and 9.

ICIM BOND INSURANCE

     The Company has purchased (together with other investment companies within the USAA family of funds), a money market fund bond (the Bond) from the ICIM Reinsurance Company. The Bond provides insurance to the Tax Exempt Money Market Fund (and other money market funds within the USAA family of funds) for losses incurred by the Fund that result from a default in the payment of interest or principal on a security held by the Fund or from the occurrence of a bankruptcy or similar insolvency proceeding involving an issuer or guarantor of a security held by the Fund. The Bond has an aggregate limitation of liability in the amount of $100 million. Claims under the Bond are subject to a deductible in the amount of .10 of 1% of the net asset value of the Fund and are subject to a variety of terms and conditions that may limit the ability of the Fund to recover under the Bond in certain circumstances or may delay the timing of any recovery. Furthermore, the Bond does not cover losses resulting from a decline in the market value of a security attributable to changes in interest rates or the financial condition of an issuer in the absence a default on the security or an insolvency involving the issuer. Accordingly, although the Bond provides additional protection for the Fund, there can be no assurance that the Fund will be able to maintain a stable net asset value per share of $1 at all times.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     39916-1201

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                     CALIFORNIA MONEY MARKET FUND
LOGO                     SUPPLEMENT DATED DECEMBER 5, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2001

The following information has been deleted from page 9.

ICIM BOND INSURANCE

     The Company has purchased (together with other investment companies within the USAA family of funds), a money market fund bond (the Bond) from the ICIM Reinsurance Company. The Bond provides insurance to the California Money Market Fund (and other money market funds within the USAA family of funds) for losses incurred by the Fund that result from a default in the payment of interest or principal on a security held by the Fund or from the occurrence of a bankruptcy or similar insolvency proceeding involving an issuer or guarantor of a security held by the Fund. The Bond has an aggregate limitation of liability in the amount of $100 million. Claims under the Bond are subject to a deductible in the amount of .10 of 1% of the net asset value of the Fund and are subject to a variety of terms and conditions that may limit the ability of the Fund to recover under the Bond in certain circumstances or may delay the timing of any recovery. Furthermore, the Bond does not cover losses resulting from a decline in the market value of a security attributable to changes in interest rates or the financial condition of an issuer in the absence a default on the security or an insolvency involving the issuer. Accordingly, although the Bond provides additional protection for the Fund, there can be no assurance that the Fund will be able to maintain a stable net asset value per share of $1 at all times.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     39917-1201

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                      NEW YORK MONEY MARKET FUND
LOGO                     SUPPLEMENT DATED DECEMBER 5, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2001


The following information has been deleted from page 9.

ICIM BOND INSURANCE

     The Company has purchased (together with other investment companies within the USAA family of funds), a money market fund bond (the Bond) from the ICIM Reinsurance Company. The Bond provides insurance to the New York Money Market Fund (and other money market funds within the USAA family of funds) for losses incurred by the Fund that result from a default in the payment of interest or principal on a security held by the Fund or from the occurrence of a bankruptcy or similar insolvency proceeding involving an issuer or guarantor of a security held by the Fund. The Bond has an aggregate limitation of liability in the amount of $100 million. Claims under the Bond are subject to a deductible in the amount of .10 of 1% of the net asset value of the Fund and are subject to a variety of terms and conditions that may limit the ability of the Fund to recover under the Bond in certain circumstances or may delay the timing of any recovery. Furthermore, the Bond does not cover losses resulting from a decline in the market value of a security attributable to changes in interest rates or the financial condition of an issuer in the absence a default on the security or an insolvency involving the issuer. Accordingly, although the Bond provides additional protection for the Fund, there can be no assurance that the Fund will be able to maintain a stable net asset value per share of $1 at all times.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     39918-1201

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                      VIRGINIA MONEY MARKET FUND
LOGO                     SUPPLEMENT DATED DECEMBER 5, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2001


The following information has been deleted from page 9.

ICIM BOND INSURANCE

The Company has purchased (together with other investment companies within the USAA family of funds), a money market fund bond (the Bond) from the ICIM Reinsurance Company. The Bond provides insurance to the Virginia Money Market Fund (and other money market funds within the USAA family of funds) for losses incurred by the Fund that result from a default in the payment of interest or principal on a security held by the Fund or from the occurrence of a bankruptcy or similar insolvency proceeding involving an issuer or guarantor of a security held by the Fund. The Bond has an aggregate limitation of liability in the amount of $100 million. Claims under the Bond are subject to a deductible in the amount of .10 of 1% of the net asset value of the Fund and are subject to a variety of terms and conditions that may limit the ability of the Fund to recover under the Bond in certain circumstances or may delay the timing of any recovery. Furthermore, the Bond does not cover losses resulting from a decline in the market value of a security attributable to changes in interest rates or the financial condition of an issuer in the absence a default on the security or an insolvency involving the issuer. Accordingly, although the Bond provides additional protection for the Fund, there can be no assurance that the Fund will be able to maintain a stable net asset value per share of $1 at all times.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     39919-1201